Mar. 31, 2020
Small Company Fund
Small Company Fund
In the section entitled, “Principal Investment Strategies” beginning on page 27 of the Fund’s prospectus, the second sentence is hereby deleted in its entirety and replaced with the following:
A company’s market capitalization is generally considered “small” if it is less than $6 billion.